Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WELLINGTON FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Tax-Exempt Bond ETFSupplement Dated October 25, 2024, to the Prospectus and Summary Prospectus Dated March 27, 2024Important Changes to Vanguard Short-Term Tax-Exempt Bond ETF (the Fund)In accordance with approval granted by the Fund’s Board of Trustees, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The following is added under the heading “Principal Risks”:• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer, and the Fund’s shares may experience significant fluctuations in value.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS V014A 102024
Vanguard Short-Term Tax-Exempt Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 27, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Tax-Exempt Bond ETFSupplement Dated October 25, 2024, to the Prospectus and Summary Prospectus Dated March 27, 2024Important Changes to Vanguard Short-Term Tax-Exempt Bond ETF (the Fund)In accordance with approval granted by the Fund’s Board of Trustees, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The following is added under the heading “Principal Risks”:• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer, and the Fund’s shares may experience significant fluctuations in value.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS V014A 102024